Share-based Compensation (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Components of Share-based Compensation Expense

The components of share-based compensation expense are as follows:

	Year ended December 31
	2022	2021	2020
Equity-settled expense
Simple warrants (A)	1,299	2,899	1,539
Performance warrants (A)	—	361	(42)
Stock options (B)	78	(14)	651
Restricted share units (1) (C)	9,423	6,789	4,069
Cash-settled expense
Deferred share units (1)(2) (D)	(1,129)	2,272	2,349
	9,671	12,307	8,566
(1)
For the year ended December 31, 2022, the Company recognized share-based compensation recovery under Nova’s RSU plan of $107 and share-based compensation expense under Nova’s DSU plan of $404.
(2)
Cash-settled DSUs are accounted for as a liability and are measured at fair value based on the market value of the Company’s common shares at each reporting period. Fluctuations in the fair value are recognized during the period in which they occur.

Summary of Changes in Simple and Performance Warrants

The following table summarizes changes in the simple and performance warrants during the year ended December 31, 2022 and the year ended December 31, 2021:

	Simple warrants outstanding	Weighted average exercise price	Performance warrants outstanding	Weighted average exercise price
Balance at December 31, 2020	342,460	$44.13	167,200	$41.89
Forfeited	(66,880)	33.62	(20,480)	54.80
Exercised	(12,000)	9.38	(8,000)	10.94
Expired	(4,160)	34.51	—	0.00
Balance at December 31, 2021	259,420	$48.60	138,720	$41.77
Forfeited	(82,400)	57.77	(15,520)	37.86
Expired	(11,200)	6.25	—	0.00
Balance at December 31, 2022	165,820	$46.91	123,200	$42.26

Summarizes Outstanding Simple and Performance Warrants

The following table summarizes outstanding simple and performance warrants as at December 31, 2022:

	Warrants outstanding			Warrants exercisable
Range of exercise prices	Number of warrants	Weighted average exercise price	Weighted average contractual life (years)	Number of warrants	Weighted average exercise price	Weighted average contractual life (years)
Simple warrants
$6.25 - $9.38	75,340	7.25	1.40	75,340	7.25	1.40
$29.69 - $45.31	27,120	31.26	1.61	26,320	31.02	1.54
$62.50 - $93.75	49,920	63.50	4.05	49,920	63.50	4.05
$125.00 - $375.00	13,440	239.15	4.62	7,040	205.18	3.70
	165,820	$46.91	2.49	158,620	$37.68	2.36
Performance warrants
$6.25 - $9.38	45,066	6.71	n/a	45,066	6.71	2.00
$12.50 - $18.75	17,334	15.15	n/a	17,334	15.15	0.93
$29.69 - $45.31	42,400	31.99	n/a	42,400	31.99	1.22
$62.50 - $93.75	9,334	77.68	n/a	1,334	93.75	1.10
$125.00 - $375.00	9,066	282.36	n/a	—	—	n/a
	123,200	$42.26	n/a	106,134	$19.28	1.91

Summary of Changes in Stock Options

The following table summarizes changes in stock options during the year ended December 31, 2022 and the year ended December 31, 2021:

	Stock options outstanding	Weighted average exercise price
Balance at December 31, 2020	72,060	$18.18
Forfeited	(27,500)	26.05
Expired	(100)	31.50
Balance at December 31, 2021	44,460	$13.28
Expired	(100)	31.50
Balance at December 31, 2022	44,360	$13.24

Summary of Outstanding Stock Options

The following table summarizes outstanding stock options as at December 31, 2022:

	Stock options outstanding		Stock options exercisable
Exercise prices	Number of options	Weighted average contractual life (years)	Number of options	Weighted average contractual life (years)
$11.50	32,500	7.41	21,667	7.41
$11.90	8,160	7.49	8,160	7.49
$31.50	3,700	5.51	3,025	5.38
	44,360	7.27	32,852	7.24

Summary of Changes in Restricted Share Units

The following table summarizes changes in RSUs during the year ended December 31, 2022 and the year ended December 31, 2021:

RSUs outstanding
Balance at December 31, 2020	165,692
Granted	1,238,152
Forfeited	(158,263)
Exercised	(491,988)
Balance at December 31, 2021	753,593
Granted	1,728,557
Forfeited	(175,245)
Exercised	(925,575)
Balance at December 31, 2022	1,381,330

Summary of Changes in Deferred Share Units

The following table summarizes changes in DSUs during the year ended December 31, 2022 and the year ended December 31, 2021:

DSUs outstanding
Balance at December 31, 2020	332,331
Granted	248,919
Exercised	(30,000)
Balance at December 31, 2021	551,250
Granted	1,216,076
Exercised	(58,943)
Balance at December 31, 2022	1,708,383

As at December 31, 2022, nil (December 31, 2021 – 0.6 million) DSUs were exercisable.